Net Investment Income (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of investment entities [text block] [Abstract]
Schedule of net investment income
	For the six months ended 30 June
	2021	2020
	USD ’000	USD ’000

Interest income	7,742	5,412
Dividends from equities at FVTOCI	43	84
Dividends from equities at FVTPL	456	357

Realized gains and losses on investments

Realized loss on sale of bonds at FVTOCI	(321)	(113)
Realized gain on sale of equities and mutual funds at FVTPL	484	1,639

Unrealized gains and losses on investments

Unrealized gain (loss) on revaluation of financial assets at FVTPL	2,128	(2,854)

Gains and losses from investment properties

Realized loss on sale of investment properties	(1)	(41)
Unrealized loss on investment properties	(815)	(724)
Rental income	89	84

Expected credit losses on investments

Expected credit loss on financial assets at FVOCI	(32)	(65)
Expected credit loss on financial assets at amortized cost	-	(1)

Investments custodian fees and other investments expenses	(443)	(726)
	9,330	3,052